Equity	12 Months Ended
Dec. 31, 2012
Equity
13.	Equity

(a)	The Company has only one class of common shares authorized, issued and outstanding.

(b)	Stock Options

In May 2001 (and amended in July 2004 and in November 2006), the Board of Directors approved a stock option plan which allows for the grant of 15,000 options to each non-employee director of the Company elected at each annual general meeting of shareholders, and might grant options to key employees, consultants or advisors of the Company or any of its subsidiaries to subscribe for its shares in accordance with the terms of this stock option plan based on past performance and/or expected contributions to the Company. The maximum number of shares to be issued pursuant to the exercise of options granted was 3,300,000 shares. The options granted under this plan generally have a term of two to three years, subject to the discretion of the Board of Directors, but cannot exceed ten years.

In February 2006, the Board of Directors approved another stock option plan, which was subsequently approved by the shareholders at the 2006 annual general meeting of shareholders, with the same terms and conditions. However, the maximum number of shares to be issued pursuant to exercise of options granted was 2,000,000 shares.

In February 2012, the Board of Directors approved the grant of stock options to a director of the Company. The number of stock options to be granted will range from 200,000 to 600,000, which is determined by achievement of 6% to 10% of return on total shareholder's’ equity as at December 31, 2011 in the 12 months for the period from April 1, 2012 to March 31, 2013.

In April 2012, the Board of Directors approved the grant of stock options to employees of the Company. The number of stock options to be granted will range from 277,000 to 831,000, which is determined by achievement of 6% to 10% of return on total shareholder's’ equity as at December 31, 2011 in the 9 months for the period from April 1, 2012 to December 31, 2012.

In June 2012, a service contract was entered into with a consultant commencing from July 2, 2012, for a consideration of 12,000 share options for a term of two years.

A summary of stock option activity during the three years ended December 31, 2012 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option	Aggregate intrinsic value
Outstanding and exercisable at January 1, 2010	75,000	$4.41	$0.89
Granted	60,000	$4.45	$1.58
Surrendered	(15,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2010	120,000	$4.43	$1.24
Granted	60,000	$5.92	$1.87

Outstanding and exercisable at December 31, 2011	180,000	$4.93	$1.45
Granted	1,503,000	$6.03	$1.26
Expired	(60,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2012	1,623,000	$5.97	$1.29	$12,741

Exercisable at December 31, 2012				$1,584
Expected to vest after December 31, 2012				$11,157

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.

Details of the options granted by the Company in 2010, 2011 and 2012 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2010
60,000	100% vested at date of grant	$4.45	June 3, 2010 to June 2, 2013	5.0

In 2011
60,000	100% vested at date of grant	$5.92	June 10, 2011 to June 9, 2014	17.3

In 2012
600,000	100% will vest in April 2013*	$6.66	April 1, 2013 to February 9, 2015	25.3
831,000	50% vested in January 2013 and 50% will vest in January 2014*	$5.63	January 1, 2013 to April 26, 2015	27.9
60,000	100% vested at date of grant	$5.34	June 6, 2012 to June 5, 2015	29.2
12,000	1,000 shares monthly from August 1, 2012	$5.95	August 1, 2012 to July 31, 2014	19.0

*	Subject to achievement of performance target.

There was approximately nil, nil and $1,340 of unrecognized compensation expense related to non-vested stock options granted under the Company’s option plan at December 31, 2010, 2011 and 2012. The total amount of recognized compensation expenses in 2010, 2011 and 2012 was $95, $112 and $547, respectively.

The above summarizes information about stock options outstanding at December 31, 2012. 185,000 stock options are exercisable as of December 31, 2012.

The total fair value of shares vested during fiscal years ended December 31, 2010, 2011 and 2012 was $95, $112 and $66, respectively.

The weighted average remaining contractual life of the stock options outstanding at December 31, 2010, 2011 and 2012 was approximately 23, 17 and 26 months, respectively. The weighted average fair value of options granted during 2010, 2011 and 2012 was $1.58, $1.87 and $1.26, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2010	2011	2012
Risk-free interest rate	1.25%	0.75%	0.30% to 0.39%
Expected life	3 years	3 years	2 years to 3 years
Expected volatility	51.23%	50.99%	38.57 % to 41.45%
Expected dividend yield	—	1.69%	3.30% to 4.49%

(c)	Share Buy-back

No shares were repurchased during the years ended December 31, 2010, 2011 and 2012.

(d)	Share Redemptions and Reinstatement of Redeemed Shares

On January 22, 1999, pursuant to its Articles of Association, the Company redeemed and canceled 415,500 shares of the Company registered in the name of Tele-Art Inc. (“Tele-Art”) at a price of $3.73 per share for $1,549.

On August 12, 2002, pursuant to its Articles of Association, the Company redeemed and canceled an additional 509,181 shares of the Company beneficially owned by Tele-Art at a price of $6.14 per share for $3,125.

No shares have been redeemed since August 12, 2002.

On November 20, 2006, judgment was rendered by the Lords of the Judicial Committee of the Privy Council of the United Kingdom (the “Privy Council”), declaring that the redemptions by the Company of its common shares beneficially owned by Tele-Art on January 22, 1999 and August 12, 2002 were nullities and that the register of members of the Company (i.e. the Company’s shareholders’ register) should be rectified to reinstate the redeemed shares together with any other shares which have since accrued by way of exchange or dividend.

Following the November 20, 2006 judgment, the Company received the order from the Privy Council on January 9, 2007 to rectify the share register of Nam Tai by registering such 1,017,149 (after adjustment of the 1 for 10 stock dividend on November 7, 2003) shares (the “Redeemed Shares”) in the name of Bank of China (Hong Kong) Limited (“Bank of China”). In March 2007, the Company issued the 1,017,149 common shares. However, as the court judgment was determined in 2006, the Company accounted for the obligation to reinstate the Redeemed Shares at their fair value (i.e. market closing price) on November 20, 2006, the date of the judgment.